Earnings Per Share - Schedule of Denominator for Calculation of Income (Loss) Per Share, Weighted Average Number of Shares (Detail) - shares	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Basic And Diluted Earning Per Share [Abstract]
Issued common share, beginning of year	49,646,851	49,646,851	49,646,851
Effect of dilutive warrants and options		2,250,000
Diluted weighted average common shares	49,646,851	51,896,851	49,646,851